Sale of China Business - Summary of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Discontinued Operations [line items]
Net loss from discontinued operations	$ (2,797)	$ (339,369)
China Business [member]
Disclosure of Discontinued Operations [line items]
Revenue		217,511
Production costs		144,590
Depreciation and amortization		19,067
Gross profit		53,854
Exploration expenses		1,257
General and administrative expenses		20,999
Foreign exchange loss		306
Operating profit		31,292
Interest and financing costs		169
Asset retirement obligation accretion		356
Other expense		2,713
Profit from discontinued operations before income tax		28,054
Income tax expense		16,189
Profit (loss) from discontinued operations		11,865
Loss on sale of assets held for sale		351,234
Net loss from discontinued operations		$ (339,369)